SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 7:-	SUBSEQUENT EVENTS

a.
Following the effectiveness of the Company's Third Registration Statement on June 3, 2014 (see also Note 1c), and in accordance with the February 2014 Private Placement agreements, on July 2, 2014 the Company issued a total of 496,884 shares based on a Reset Price of $4.45 to the investors from the February 2014 Private Placement. In addition, the abovementioned issuance triggered the following anti-dilution adjustments:

1.
The exercise price for the investors and placement agent warrants of the February 2014 Private Placement was adjusted to $4.45 and additional 549,338 and 47,653 warrants became eligible for issuance upon exercise of such warrants, respectively.

2.
The exercise price for the investors and placement agent warrants of the 2011-2012 Private Placement, with a current exercise price of $6.50 was adjusted to $5.25 and additional 129,011 and 24,568 warrants were issued, respectively. The exercise price for the placement agent warrants of the 2011-2012 Private Placement, with a current exercise price of $5.00 was adjusted to $4.20 and additional 16,713 warrants were issued.

All the aforementioned warrants contain anti-dilution protection provisions and therefore will be accounted as a liability according to the provisions of ASC 815-40.

b.
On July 7, 2014, the Company's Board of Directors approved the grant of 220,000 and 79,000 options to employees and non-employees, respectively, at an exercise price of $4.90 per share. Such options shall vest in 8 quarterly instalments over a period of 2 years commencing the above date. The options have a cashless exercise feature and a ten years term, unless otherwise approved by Compensation Committee of the Board of Directors, and shall be issued under the 2012 Plan.

In addition on the same date, the Board of Directors approved a one-time grant of fully-vested 30,000 options to a new non-employee director. These options have an exercise price of $4.90, have a cashless exercise feature and a ten years term. The non-employee director options were not issued under the Company’s 2012 Equity Incentive Plan and shall be deemed to have been issued under an "employee benefit plan" as defined in Rule 405 promulgated under the Securities Act.

c.
On September 18, 2014 the Board of Directors of the Company approved the Reverse Split at a ratio of one for five to be effected on October 6, 2014. The amount of authorized Common Stock as well as the par value for the Common Stock will not be affected. Any fractional shares resulting from the reverse stock split will be rounded up to the nearest whole share.

All Common Stock warrants, options and per stock amounts have been adjusted to give retroactive effect to this Reverse Split for all periods presented.

NOTE 12:-	SUBSEQUENT EVENTS

a.
On January 7, 2014, the Company's Board of Directors (with the recommendation of the Compensation Committee of the Board of Directors) approved a grant of options to employees and non-employees to purchase a total of 124,000 and 10,000 shares of common stock, respectively, at an exercise price of $9.25 per share with a vesting schedule of between two to four years, vest in equal quarterly installments commencing three months period from grant date.

b.
On January 28, 2014, the Company entered into an Agreement with the Chairman of the Company's Board of Directors pursuant to which he will be entitled to receive cash director’s fee of $100,000 per year, plus a $250,000 bonus upon the achievement by the Company of the following accumulated milestones: (i) the Company shall have initiated and achieved commercial sales, regardless of sales volumes, and (ii) the Company shall have received or earned cash in the aggregate gross amount of $20 million through any combination of equity or debt financing or sales revenue during the period from and after December 31, 2013. Additionally, his previously granted employee options will continue to vest in accordance with applicable stock option agreements with the Company.

c.
On February 12, 2014, the Company entered into a Securities Purchase Agreement which had its closing on February 19, 2014 (the "Closing Date"), with certain institutional and accredited investors (the "Buyers") to raise approximately $3.79 million in net proceeds for an aggregate amount of 445,392 Common Stock and warrants to purchase an aggregate of 334,044 shares of Common Stock. The Warrants are immediately exercisable at an exercise price of $11.75 per share and expire five years after the date that the shares underlying the warrants have been registered for resale with the SEC. Such warrants contain non-standard anti-dilution protections clause and therefore such warrants will be accounted as financial derivative.

The Company is required to file a registration statement for the resale of the shares, warrants shares and adjustment shares within 30 days following the Closing Date and to use its reasonable best efforts to cause such registration statement to be declared effective within 60 days following the Closing Date (or 120 days following the Closing Date if the SEC determines to review the registration statement). The Company may incur liquidated damages if it does not meet the abovementioned registration obligations.

d.
On June 17, 2014, the Company held its 2014 Annual Meeting of Stockholders in which, among other matters, Company stockholders approved an amendment to the Company's Certificate of Incorporation (the "COI") to effect a reverse stock split of the Common Stock at a ratio of between one-for-two and one-for-five with such ratio to be determined at the sole discretion of the Board of Directors of the Company (the "Reverse Split") and with such Reverse Split to be effected at such time and date, if at all, as determined by the Board of Directors of the Company in its sole discretion. On September 18, 2014 the Board of Directors of the Company approved the Reverse Split at a ratio of one for five to be effected on October 6, 2014. The amount of authorized Common Stock as well as the par value for the Common Stock will not be affected. Any fractional shares resulting from the reverse stock split will be rounded up to the nearest whole share.

All Common Stock warrants, options and per stock amounts have been adjusted to give retroactive effect to this Reverse Split for all periods presented.